Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (loss) per Share
Schedule of calculation of earnings (loss) per share

	For the year ended December 31
	2014	2013	2012
Net income (loss) attributable to shareholders	$(851)	$7,442	$(14,853)

Basic weighted average number of common shares outstanding	55,681,076	55,301,276	54,926,440

Effect of dilutive securities:
Stock options	—	501,062	—
Diluted weighted average number of common shares outstanding	55,681,076	55,802,338	54,926,440
Basic earnings (loss) per share	$(0.02)	$0.13	$(0.27)
Diluted earnings (loss) per share	$(0.02)	$0.13	$(0.27)